INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
INTANGIBLE ASSETS, NET
Transaction cost		$ 1,900,000
Amortization expense	$ 380,000	$ 31,667